Prepayments and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayments and Other Receivables.
Prepayments	€ 2,449	€ 3,136
Eli Lilly up-front receivable	56,254
Other receivables.	375	268
Total Prepayments and Other Receivables	€ 59,078	€ 3,404